Inventories (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 167,437	$ 158,163
Work in process	73,639	56,345
Finished goods	620,132	475,641
Health care supplies	115,685	118,948
Inventories	976,893	809,097
Recorded Unconditional Purchase Obligation [Line Items]
Recorded Unconditional Purchase Obligation	$ 70,771